Related Party Information - Schedule of Related Party Transactions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FCA
Related Party Transaction [Line Items]
Net sales	$ 719	$ 748	$ 699
Cost of goods sold	319	433	555
Selling, general and administrative expenses	147	151	155
Trade receivables	4	10
Trade payables	83	118
Subsidiaries and Affiliates
Related Party Transaction [Line Items]
Net sales	911	1,068	1,028
Cost of goods sold	514	522	$ 446
Trade receivables	121	107
Trade payables	$ 70	$ 103